Note 7 - Financial results - Financial Income (Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Note 7 - Financial results
Interest income	$ 228,369	$ 229,835	$ 201,852
Net result on changes in FV of financial assets at FVPL	23,869	12,484	11,622
Finance income	252,238	242,319	213,474
Finance cost	(46,933)	(61,212)	(106,862)
Net foreign exchange transactions results	(30,394)	61,395	218,383
Net foreign exchange derivatives contracts results	(26,291)	(12,727)	(8,974)
Other	(15,979)	(100,719)	(95,044)
Other financial results, net	(72,664)	(52,051)	114,365
Net financial results	$ 132,641	$ 129,056	$ 220,977